Commitments and Contingencies (Details) - Schedule of future minimum lease payments under non-cancelable operating - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of future minimum lease payments under non-cancelable operating [Abstract]
2022	¥ 4,815	$ 756
2023	4,395	690
2024	4,374	686
2025	365	57
Total	¥ 13,949	$ 2,189